Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

21Segment information

For management purposes, the Group is organized into segments based on their products, services and industry and has the following three reportable segments:

●	The Materialise Medical segment, which develops and delivers medical software solutions, medical devices and other related products and services;
●	The Materialise Manufacturing segment, which delivers 3D printed products and related services; and
●	The Materialise Software segment, which develops and delivers additive manufacturing software solutions and related services.

The measurement principles used by the Group in preparing this segment reporting are also the basis for segment performance assessment and are in conformity with IFRS. The Chief Executive Officer of the Group acts as the chief operating decision maker. As a performance indicator, the chief operating decision maker controls the performance by the Group’s revenue and Adjusted EBITDA.

The following table summarizes the segment reporting for each of the reportable periods ending December 31. Corporate research and development, headquarters’ function, financing and income taxes are managed on a Group basis and are not allocated to operating segments. As management’s controlling instrument is mainly revenue-based, the reporting information does not include assets and liabilities by segment and is as such not available per segment.

	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
For the year ended December 31, 2023
Revenues	44,442	101,376	110,310	256,127	—	256,127
Segment Adjusted EBITDA	7,450	26,544	7,537	41,530	(10,133)	31,397
Segment Adjusted EBITDA %	16.8%	26.2%	6.8%	16.2%		12.3%
For the year ended December 31, 2022
Revenues	43,688	84,846	103,489	232,023	—	232,023
Segment Adjusted EBITDA	1,514	18,822	8,229	28,565	(9,551)	19,014
Segment Adjusted EBITDA %	3.5%	22.2%	8.0%	12.3%		8.2%
For the year ended December 31, 2021
Revenues	42,902	73,368	89,180	205,450	—	205,450
Segment Adjusted EBITDA	15,705	20,669	6,275	42,649	(10,159)	32,490
Segment Adjusted EBITDA %	36.6%	28.2%	7.0%	20.8%		15.8%

The segment Adjusted EBITDA is reconciled with the consolidated net profit (loss) for the year as follows:

	For the year ended December 31,
in 000€	2023	2022	2021
Net profit (loss) for the year	6,695	(2,153)	13,145
Share in loss of joint venture	—	—	—
Income taxes	78	975	591
Financial income	(5,019)	(6,114)	(5,620)
Financial expenses	3,865	4,420	4,101
Operating (loss)/ profit	5,619	(2,872)	12,217
Impairments	4,228	—	177
Other operating income (expense)	(3,077)	(2,693)	(3,527)
Corporate headquarter costs	10,464	9,504	10,317
Corporate research and development	2,785	2,600	2,948
Depreciation, amortization and impairment	21,511	22,026	20,516
Segment Adjusted EBITDA	41,530	28,565	42,649

The Group has 1 individual customer that represents sales larger than 10% of the total revenue in 2023 (2022: 1; 2021: 1). The total amount of revenues from this customer for the year 2023 was K€ 39,868 (2022: K€ 31,338; 2021: K€ 26,772), and these revenues are reported within the Medical segment.

Entity-wide disclosures.

The revenue by geographical area is as follows:

	As of December 31,
in 000€	2023	2022	2021
United States of America	90,350	79,380	69,140
Americas other than USA	7,049	7,544	6,297
Belgium	8,265	7,407	6,947
Germany	33,172	30,039	20,442
France	19,053	16,237	12,964
Switzerland	20,780	16,918	13,643
United Kingdom	15,153	11,062	8,836
Italy	11,412	8,124	6,520
Netherlands	7,977	6,621	7,310
Other Europe	22,928	28,731	33,816
Asia Pacific	19,988	19,960	19,535
Total	256,127	232,023	205,450

The total revenue realized in the country of domicile (Belgium) in 2023 amounts to K€8,265 (2022: K€7,407; 2021: K€6,947).

The total non-current assets, other than financial instruments and deferred tax assets, by geographical area are as follows:

	As of December 31,
in 000€	2023	2022	2021
United States of America (USA)	12,329	12,048	4,237
Americas other than USA	3,023	3,812	3,276
Belgium	85,150	91,690	67,865
Germany	61,520	60,374	55,712
Poland	12,000	11,640	12,756
Rest of Europe	8,024	8,591	10,019
Asia-Pacific	1,578	2,012	1,739
Total	183,625	190,167	155,604

The totals of the above table include goodwill, intangible assets, property, plant & equipment and Right-of-Use Assets as disclosed in the consolidated statements of financial position